Post-employment benefits for employees (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 23,583	$ 25,602
Current service cost	348	415
Interest cost	249	151
Past service cost and settlements	(40)	63
Administrative expenses	23	24
Remeasurement losses/(gains) arising from changes in financial assumptions	(5,046)	(713)
Remeasurement (gains) arising from changes in demographic assumptions	(53)	(377)
Experience-related remeasurement losses/(gains)	199	531
Currency translation effects	(650)	(865)
Benefit payments	(1,253)	(1,450)
Contributions of associates	174	179
Effect of acquisitions, divestments or transfers	(1)	23
Benefit obligation at end of period	17,533	23,583
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	22,420	22,317
Interest income	220	105
Return on plan assets excluding interest income	(2,500)	1,512
Currency translation effects	(539)	(726)
Novartis Group contributions	424	490
Contributions of associates	174	179
Settlements	(1)	(7)
Benefit payments	(1,253)	(1,450)
Fair value of plan assets at end of period	18,945	22,420
Funded status	1,412	(1,163)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(62)	(51)
Change in limitation on recognition of fund surplus	(2,504)	(16)
Currency translation effects	(76)	6
Interest income on limitation of fund surplus	(2)	(1)
Limitation on recognition of fund surplus at end of period	(2,644)	(62)
Net liability in the balance sheet at end of period	(1,232)	(1,225)	$ (3,336)
Pension plans | Switzerland
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	15,268
Benefit obligation at end of period	11,824	15,268
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	16,436
Fair value of plan assets at end of period	14,701	16,436
Funded status	2,877	1,168
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at end of period	2,587
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	560	632
Current service cost	12	11
Interest cost	17	16
Past service cost and settlements	1	(3)
Remeasurement losses/(gains) arising from changes in financial assumptions	(94)	(20)
Remeasurement (gains) arising from changes in demographic assumptions		4
Experience-related remeasurement losses/(gains)	(28)	(47)
Currency translation effects	(2)	(1)
Benefit payments	(44)	(32)
Benefit obligation at end of period	422	560
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	73	89
Interest income	2	2
Return on plan assets excluding interest income	(12)	7
Novartis Group contributions	41	7
Benefit payments	(44)	(32)
Fair value of plan assets at end of period	60	73
Funded status	(362)	(487)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	$ (362)	$ (487)	$ (543)